Note 17 - Financial Instruments (Detail) - Valuation of Financial instruments (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements	$ 25,200	$ 10,414
Gains/(Losses)	(16,978)	(45,110)
Long-lived assets held and used	164,792
Long-lived assets held and used	(46,592)
Long-lived assets previously held for sale and currently held and used	12,500
Long-lived assets previously held for sale and currently held and used	2,086
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements	25,200	10,414
Long-lived assets held and used	164,792
Long-lived assets previously held for sale and currently held and used	$ 12,500